BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

4. BUSINESS ACQUISITIONS

Acquisition of Marsco

In July 2019, the Group acquired 100% of the equity interests in Marsco for a total consideration of US$9,348,290 in a combination of US$6,348,290 of cash and US$3,000,000 of Class A ordinary shares of the Company. Marsco is a licensed U.S self-clearing broker-dealer that focuses on empowering self-directed investors with the necessary tools to manage their portfolios. Marsco brings in rich broker dealer experience in execution and clearing.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The tangible and intangible assets valuation disclosed below was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. In order to value the intangible asset, a multi period excess earnings method (“MPEEM”), a method of discount cash flow, was used. The MPEEM requires significant judgment and estimates by the management on future earnings as well as the economic useful life, taking into account certain factors including the appropriate discount rate. Marsco’s financial statements constituted less than 1% of revenue and 4.1% of total assets of the Company for and as of the year ended December 31, 2019.

The purchase price was allocated at the date of acquisition as follows:

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S.GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of synergy effect from the acquisition. The acquired goodwill is not deductible for tax purposes.

The Group incurred total acquisition costs of $377,239. The acquisition costs were primarily related to legal, accounting and advisory services and were expensed as incurred for the year ended December 31, 2019 and are included in general and administrative expenses in the consolidated statements of operations.

The following information summarizes the results of operations attributable to the acquisition included in the Group's consolidated statement of operations since the acquisition date:

For the year ended December 31,
2019
US$
Net revenues	416,143
Net income	15,723

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisition of Marsco occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	34,652,211	55,150,145
Pro forma net loss	(44,107,663)	(5,799,848)